Common Stock and Stockholders' Deficit - Valuation Assumptions (Details) - Share-based Payment Arrangement, Option [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expected volatility, minimum (percent)		55.00%
Expected volatility, maximum (percent)		57.00%
Expected volatility (percent)	55.00%		60.00%
Risk-free interest rate, minimum (percent)	0.40%	0.27%	1.65%
Risk-free interest rate, maximum (percent)	1.54%	0.61%	1.75%
Maximum [Member]
Expected term (in years)	10 years	7 years	6 years 10 months 24 days
Minimum [Member]
Expected term (in years)	5 years	5 years	5 years